SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - ARS ($) $ in Millions	Apr. 17, 2024	Apr. 03, 2024	Mar. 26, 2024
Subsequent Event [Abstract]
Percentage of transitional adjustment natural gas transportation tariffs			675.00%
Percentage of wage index		47.00%
Percentage of domestic wholesale price index		27.20%
Percentage of construction cost index		25.80%
Investment plan		$ 27,690
Increase in legal reserve	$ 1,783
Reserve for capital expenditures, acquisition of treasury shares and dividends	$ 751,449